Convertible Notes and Notes Payable (Details) - Schedule of unamortized debt discount and fair value - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Convertible Notes and Notes Payable (Details) - Schedule of unamortized debt discount and fair value [Line Items]
Unamortized debt discount	$ 987	$ 1,922
Fair value of conversion feature	$ 3,470	$ 2,380